Long-term debt and interest and other costs - Components of Long-Term Debt (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	May 31, 2022	May 31, 2020	Feb. 29, 2020	Nov. 30, 2016	Jul. 31, 2016
Debt Instrument [Line Items]
Other	€ 0.0	€ 0.7
Long-term debt	4,687.6	4,631.6
Less: current portion of long-term debt	1,010.3	0.1
Non-current portion of long-term debt	3,677.3	4,631.5
Debt acquired from Berliner Glas (ASML Berlin GmbH)
Debt Instrument [Line Items]
Long term debt	18.2	20.5
Senior notes | 1.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Debt Instrument, Face Amount								€ 1,000.0
Interest rate on principal amount (in percentage)								1.375%
Long term debt	967.7	936.8
Senior notes | 1.625% Senior Notes Due 2027
Debt Instrument [Line Items]
Debt Instrument, Face Amount							€ 750.0
Interest rate on principal amount (in percentage)							1.625%
Long term debt	720.1	701.3
Senior notes | 0.250% Senior Notes due 2030
Debt Instrument [Line Items]
Debt Instrument, Face Amount						€ 750.0
Interest rate on principal amount (in percentage)						0.25%
Long term debt	744.8	743.7
Senior notes | 0.625% Senior Notes Due 2029
Debt Instrument [Line Items]
Debt Instrument, Face Amount					€ 750.0
Interest rate on principal amount (in percentage)					0.625%
Long term debt	748.3	747.9
Senior notes | 2.250% Senior Notes Due 2032
Debt Instrument [Line Items]
Debt Instrument, Face Amount				€ 500.0
Interest rate on principal amount (in percentage)				2.25%
Long term debt	478.2	472.1
Senior notes | 3.500% Senior Notes Due 2025
Debt Instrument [Line Items]
Debt Instrument, Face Amount			€ 1,000.0
Interest rate on principal amount (in percentage)			3.50%
Long term debt	€ 1,010.3	€ 1,008.6